LONG TERM DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
LONG TERM DEBT
LONG TERM DEBT

NOTE 7. LONG TERM DEBT

Long-term debt consisted of the following at March 31, 2021 and December 31, 2020:

	2021	2020
Various vehicle notes payable with Mercedes-Benz Financial Services with monthly principal and interest payments ranging from $607 to $996 and maturing August 2024 through November 2025. Interest rates ranging from 3.99% to 5.75%. Secured by the related vehicles.	$237,200	$257,023
Medical equipment note payable with Wells Fargo Equipment Finance with monthly principal and interest payments of $2,961 at an interest rate of 5.71%, matured in March 2021. Secured by the related equipment.	—	6,286
Medical equipment note payable with Conestoga Equipment Finance Corp. with monthly principal and interest payments of $818 at an interest rate of 7.88%, matured in February 2021. Secured by the related equipment.	—	2,037
Asset purchase agreement holdback payable in equal principal installments over three years from closing, zero interest, final payment August 2022. Unsecured.	670,087	670,087
Asset purchase agreement holdback. Balloon payment due July 2023. 5% interest per annum. Unsecured. (see Note 5)	422,404	422,404
Term loan payable due to White Oak Healthcare Finance with variable interest and principal amortization, maturing with a balloon payment in August 2024. Interest includes a base rate of the greater of 2.25% or LIBOR plus an applicable margin between 5% and 6% depending on consolidated leverage ratio. (see below) Security interest granted on all assets of the borrowing entities	24,031,102	24,184,227
Payroll Protection Plan loan from Chase Bank. Maturity date April 2022 with annual interest rate of 0.98% Unsecured.	2,164,145	2,164,145
Less: Unamortized Debt Issuance Costs	(342,331)	(376,900)
Total Long-Term Debt	27,182,607	27,329,309
Less: Current Maturities	(992,174)	(1,004,703)
Long-Term Debt, Less Current Maturities	$26,190,433	$26,324,606

Future maturities of long-term debt outstanding at March 31, 2021 are as follows:

Amount
Remainder of 2021	$829,211
2022	3,143,563
2023	1,056,997
2024	22,488,676
2025	6,492
Total	$27,524,939

Certain CMG entities entered into a loan and security agreement dated August 14, 2019 with a third party for a total loan commitment of $18,500,000 (“Loan Agreement”), maturing on August 14, 2024. (see above). The loan commitment was split into a $16,000,000 term loan and a fixed $2,500,000 revolving loan commitment. The revolving loan commitment was paid back on December 10, 2020. Interest on the loan commitments are calculated as the greater of 2.25% or the LIBOR Index Rate, plus an applicable margin which is 6% at the effective date and at December 31, 2020. The LIBOR Index Rate is determined monthly, and the applicable margin may be adjusted down to a floor of 5% in future periods if  certain financial metric thresholds are met. Interest payments are due monthly throughout the term of the Loan Agreement. Debt issuance costs associated with the original term loan commitment were $691,395 and are being amortized on a straight-line basis over the term of the loan. Monthly principal payments on the $16 million original term loan commitment began May 1, 2020 based on the outstanding principal amount multiplied   by a required amortization percentage ranging from 2.50% to 10.00%, depending on certain financial metrics. All principal amounts outstanding on the term loan are due at maturity.

On December 10, 2020, certain CMG entities amended the existing loan and security agreement with the third party and increased the consolidated borrowing by $8.5 million, from $16 million to $24.5 million (see above). Monthly payments began in January 2021 and include principal and interest calculated on the same terms as the original facility. The proceeds of the loan were used to pay off the existing revolving loan commitment of $2.5 million, fund the acquisition of Clinica Las Americas, approximately $4.0 million, pay debt issuance costs, approximately $0.4 million, and in the future will be used to fund acquisitions and/or for other corporate purposes. Interest expense on the amended facility for the three months ended March 31, 2021 and 2020 was approximately $467,000 and $370,000, respectively, and is included in Interest Expense on the combined statements of operations.

Under the Loan Agreement, the Company is subject to various financial and nonfinancial covenants and is in compliance with these covenants as of March 31, 2021. The Company has a requirement to deliver a calculation of consolidated excess cash flow regarding the loan and security agreement to the lender within 120 days of the fiscal year end. The Company delivered this calculation in early May 2021. Under the terms of the agreement, if certain criteria are met, the Company may be required to make additional principal payments based on a formula calculating excess cash flow. For the year ending December 31, 2020, no additional principal payments are required to be made.

The borrowers under the amended Loan Agreement include CMG, MHP, Broward, Coral Way, Homestead, Miami, North Miami, Tamarac, Westchester, Havana I and Havana II. They have granted a security interest to the lender in the assets of the companies.

As part of the Tamarac asset purchase agreement, a $1,000,000 holdback is to be paid out over the course of three years in equal installments from closing. During the year ended December 31, 2020, one installment payment was made and the remaining balance of approximately $670,000 is included in long-term debt on the accompanying combined balance sheets and bears no interest.

NOTE 7. LONG TERM DEBT

Long-term debt consisted of the following at December 31, 2020 and 2019:

	2020	2019
Various vehicle notes payable with Mercedes-Benz Financial Services with monthly principal and interest payments ranging from $607 to $996 and maturing August 2024 through November 2025. Interest rates ranging from 3.99% to 5.75%. Secured by the related vehicles	$257,023	$310,479
Medical equipment note payable with Wells Fargo Equipment Finance with monthly principal and interest payments of $2,961 at an interest rate of 5.71%, maturing in March 2021. Secured by the related equipment	6,286	43,021
Medical equipment note payable with Wells Fargo Equipment Finance with monthly principal and interest payments of $1,082 at an interest rate of 5.82%, matured in July 2020. Secured by the related equipment	—	5,661
Medical equipment note payable with Conestoga Equipment Finance Corp. with monthly principal and interest payments of $818 at an interest rate of 7.88%, maturing in February 2021. Secured by the related equipment	2,037	11,316
Medical equipment note payable with Conestoga Equipment Finance Corp. with monthly principal and interest payments of $844 at an interest rate of 7.74%, matured in July 2020. Secured by the related equipment	—	4,541
Asset purchase agreement holdback payable in equal principal installments over three years from closing, zero interest, final payment August 2022. Unsecured. (See Note 5)	670,087	1,000,000
Asset purchase agreement holdback. Balloon payment due July 2023. 5% interest per annum. Unsecured. (see Note 5)	422,404	—
Term loan payable due to White Oak Healthcare Finance with variable interest and principal amortization, maturing with a balloon payment in August 2024. Interest includes a base rate of the greater of 2.25% or LIBOR plus an applicable margin between 5% and 6% depending on consolidated leverage ratio. (see below) Security interest granted on all assets of the borrowing entities	24,184,227	16,000,000
Payroll Protection Plan loan from Chase Bank. Maturity date April 2022 with annual interest rate of 0.98% Unsecured	2,164,145	—
Less: Unamortized Debt Issuance Costs	(376,900)	(622,256)
Total Long-Term Debt	27,329,309	16,752,762
Less: Current Maturities	(1,004,703)	(705,054)
Long-Term Debt, Less Current Maturities	26,324,606	16,047,708

Future maturities of long-term debt are as follows:

Year ending December 31,	Amount
2021	$1,004,703
2022	3,147,262
2023	1,056,997
2024	22,490,755
2025	6,492
Total	$27,706,209

Certain CMG entities entered into a loan and security agreement dated August 14, 2019 with a third party for a total loan commitment of $18,500,000 (“Loan Agreement”), maturing on August 14, 2024. (see above). The loan commitment was split into a $16,000,000 term loan and a fixed $2,500,000 revolving loan commitment. The revolving loan commitment was paid back on December 10, 2020. Interest on the loan commitments are calculated as the greater of 2.25% or the LIBOR Index Rate, plus an applicable margin which is 6% at the effective date and at December 31, 2020. The LIBOR Index Rate is determined monthly, and the applicable margin may be adjusted down to a floor of 5% in future periods if  certain financial metric thresholds are met. Interest payments are due monthly throughout the term of the Loan Agreement. Debt issuance costs associated with the original term loan commitment were $691,395 and are being amortized on a straight-line basis over the term of the loan. Monthly principal payments on the $16 million original term loan commitment begin May 1, 2020 based on the outstanding principal amount multiplied   by a required amortization percentage ranging from 2.50% to 10.00%, depending on certain financial metrics. All principal amounts outstanding on the term loan commitment and revolving loan commitment are due   at maturity.

On December 10, 2020, certain CMG entities amended the existing loan and security agreement with the third party and increased the consolidated borrowing by $8.5 million, from $16 million to $24.5 million (see above). Monthly payments will begin in January 2021 and include principal and interest calculated on the same terms as the original facility. The proceeds of the loan were used to pay off the existing revolving loan commitment of $2.5 million, fund the acquisition of Clinica Las Americas, approximately $4.0 million, pay debt issuance costs, approximately $0.4 million, and in the future will be used to fund acquisitions and/or for other corporate purposes. Interest expense on the amended facility for the year ended December 31, 2020 was approximately $1.4 million and is included in Interest Expense on the combined statements of operations. As of December 31, 2020, the revolving loan commitment repayment had not yet been made.

A loss on extinguishment of debt in the amount of approximately $450,000 was recorded in Administrative Expenses on the combined statements of operations related to the previous revolving loan commitment. Debt issuance costs associated with the increased borrowing amount were approximately $382,000 and formed part of the loss on extinguishment of debt.

Under the Loan Agreement, the Company is subject to various financial and nonfinancial covenants and is in compliance with these covenants as of December 31, 2020. The Company has a requirement to deliver a calculation of consolidated excess cash flow regarding the loan and security agreement to the lender within 120 days of the fiscal year end. The Company expects that it will meet this requirement. Under the terms of the agreement, if certain criteria are met, the Company may be required to make additional principal payments based on a formula calculating excess cash flow.

The borrowers under the amended Loan Agreement include CMG, MHP, Broward, Coral Way, Homestead, Miami, North Miami, Tamarac, Westchester, Havana I and Havana II. They have granted a security interest to the lender in the assets of the companies.

Proceeds from the original term loan amount of $16 million were used to fund the purchase of New Life Health Group, Inc. (see Note 5), now operating as Tamarac, to refinance existing vehicle loans at the time of closing, and to pay related legal and financing fees.

As part of the asset purchase agreement described in Note 5, a $1,000,000 holdback is to be paid out over the course of three years in equal installments from closing. During the year ended December 31, 2020, one installment payment was made and the remaining balance of approximately $670,000 is included in long-term debt on the accompanying combined balance sheets and bears no interest.